Inventory - Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in the provision for obsolete and slow-moving inventory
Beginning balance	$ 295,258
Ending balance	256,522	$ 295,258
Impairment
Changes in the provision for obsolete and slow-moving inventory
Beginning balance	(28,398)	(23,437)
Additions	(11,439)	(16,171)
Reversals	9,647	11,077
Exchange variation gains	1,116	133
Ending balance	$ (29,074)	$ (28,398)